Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 7,709	$ 8,115	$ 8,019	$ 15,824	$ 15,942